Document and Entity Information	9 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Stevia First Corp.
Entity Central Index Key	0001438943
Entity Filer Category	Smaller Reporting Company

CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Current Assets:
Cash	$ 595,963	$ 532,206	$ 10,596
Security deposit	2,500	1,500	0
Prepaid Expense	26,161	1,200	862
Advance payment on related party lease, current	125,000	0
Total Current Assets	749,624	534,906	11,458
Advance payment on related party lease, net of current portion	41,666	0
Total Assets	791,290	534,906	11,458
Current Liabilities
Accounts payable and accrued liabilities	83,657	79,762	8,148
Accounts Payable - Related Party	9,590	10,921	1,000
Notes Payable	0	196,800	81,800
Accrued Interest	0	19,130	5,772
Derivative Liability	289,137	0
Total Current Liabilities	382,384	306,613	96,720
Notes Payable, Convertible, long term	1,375,000	450,000	0
Less discount	(586,458)	(172,476)	0
Notes Payable, Convertible, long term, net of discount	788,542	277,524	0
Total liabilities	1,170,926	584,137	96,720
Stockholders' Deficit
Common stock, par value $0.001 per shares; 525,000,000 shares authorized; 53,874,824 and 51,650,000 shares issued and outstanding	53,875	51,650	51,450
Unvested, issued common stock	(168,750)	0
Additional paid-in-capital	2,938,789	1,330,634	(26,450)
Deficit accumulated during the development stage	(3,203,550)	(1,431,515)	(110,262)
Total stockholders' deficit	(379,636)	(49,231)	(85,262)
Total liabilities and stockholders' deficit	$ 791,290	$ 534,906	$ 11,458

CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	525,000,000	525,000,000	525,000,000
Common stock, shares issued	53,874,824	51,650,000	51,450,000
Common stock, shares outstanding	53,874,824	51,650,000	51,450,000

CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative	590,506	34,886	1,674,092	116,692	1,127,402	1,137	1,129,180	3,056,963
Rent and other related party costs	41,150	4,500	107,600	11,500				129,648
Research & development	41,657	0	130,747	0				130,747
Leasehold Impairment Expense					38,091	0	38,091
Mineral Properties					0	0	12,228
Professional fees					120,437	25,582	205,920
Related Party Rent					8,500	0	8,500
Related Party Consulting Fee					6,000	5,000	11,000
Total operating expenses	673,313	39,386	1,912,439	128,192				3,317,358
Loss from operations	(673,313)	(39,386)	(1,912,439)	(128,192)	(1,300,430)	(31,719)	(1,404,919)	(3,317,358)
Other income (expenses)
Foreign currency translation	160	(1,431)	(42)	(2,035)	(2,523)	0	(2,523)	(2,565)
Interest expense	(69,468)	(2,915)	(122,421)	(6,803)	(18,300)	(3,556)	(24,073)	(146,494)
Change in fair value of derivative liability	234,321	0	234,321	0				234,321
Cost of Offering	(78,458)	0	(78,458)	0				(78,458)
Gain on settlement of debt	0	0	107,004	0				107,004
Net loss	$ (586,758)	$ (43,732)	$ (1,772,035)	$ (137,030)	$ (1,321,253)	$ (35,275)	$ (1,431,515)	$ (3,203,550)
Loss per share - basic and diluted (in dollars per share)	$ (0.01)	$ 0	$ (0.03)	$ 0	$ (0.03)	$ 0
Weighted average number of common shares outstanding- basic and diluted (in shares)	53,843,290	51,450,000	52,922,599	51,450,000	51,451,096	51,450,000

CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Exploration Stage [Member]	Unvested Issued Common Stock [Member]	Total
Balance, amount at Jun. 30, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2007	0
November 28, 2007 Subscribed for cash at $0.0001, value	31,500	(27,000)			4,500
November 28, 2007 Subscribed for cash at $0.0001, shares	31,500,000
Dec. 18, 2007 - Subscribed for cash at $0.0001, value	11,200	(3,200)			8,000
Dec. 18, 2007 - Subscribed for cash at $0.0001, shares	11,200,000
Jan. 18, 2008 - Subscribed for cash at $0.0001, value	8,750	3,750			12,500
Jan. 18, 2008 - Subscribed for cash at $0.0001, shares	8,750,000
Net loss			(8,583)		(8,583)
Balance, amount at Mar. 31, 2008	51,450	(26,450)	(8,583)		16,417
Balance, shares at Mar. 31, 2008	51,450,000
Net loss			(38,112)		(38,112)
Balance, amount at Mar. 31, 2009	51,450	(26,450)	(46,695)		(21,695)
Balance, shares at Mar. 31, 2009	51,450,000
Net loss			(28,292)		(28,292)
Balance, amount at Mar. 31, 2010	51,450	(26,450)	(74,987)		(49,987)
Balance, shares at Mar. 31, 2010	51,450,000
Net loss			(35,275)		(35,275)
Balance, amount at Mar. 31, 2011	51,450	(26,450)	(110,262)		(85,262)
Balance, shares at Mar. 31, 2011	51,450,000
Subscribed for cash at $1.00, value	200	199,800			200,000
Subscribed for cash at $1.00, shares	200,000
Beneficial Conversion Feature of convertible Debt		177,404			177,404
Stock based compensation		979,880			979,880
Net loss			(1,321,253)		(1,321,253)
Balance, amount at Mar. 31, 2012	51,650	1,330,634	(1,431,515)		(49,231)
Balance, shares at Mar. 31, 2012	51,650,000
Subscribed for cash at $1.00, value	425	424,575			425,000
Subscribed for cash at $1.00, shares	425,000
Common stock issued upon May 25, 2012 conversion of notes payable	214	106,790			107,004
Common stock issued upon May 25, 2012 conversion of notes payable, shares	214,008
Common stock issued to employees and director, unvested value	700	188,300		(168,750)	20,250
Common stock issued to employees and director, unvested shares	700,000
Stock based compensation		688,126			688,126
Common stock issued upon exercise of options, value	850	174,150			175,000
Common stock issued upon exercise of options, shares	850,000				(850,000)
Common stock issued as payment of accrued interest, value	36	26,214			26,250
Common stock issued as payment of accrued interest, shares	35,816
Net loss			(1,772,035)		(1,772,035)
Balance, amount at Dec. 31, 2012	$ 53,875	$ 2,938,789	$ (3,203,550)	$ (168,750)	$ (379,636)
Balance, shares at Dec. 31, 2012	53,874,824

CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2007	Nov. 30, 2007	Dec. 31, 2012	Mar. 31, 2012
Per Share Of Subscribed For Cash	$ 0.0001	$ 0.0001	$ 0.0001	$ 1	$ 1

CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012
Operating activities
Net loss	$ (1,772,035)	$ (137,030)	$ (1,321,253)	$ (35,275)	$ (1,431,515)	$ (3,203,550)
Adjustments to reconcile net loss to net cash used in operating activities
Loan (expenses paid on behalf of the Company by third party)	0	0	0	5,000	5,000	5,000
Stock based compensation	708,376	0	979,880	0	979,880	1,688,256
Gain on settlement of debt	(107,004)	0				(107,004)
Cost of Offering	78,458	0				78,458
Change in fair value of derivative liability	(234,321)	0				(234,321)
Amortization of note discount	86,018	0	4,928	0	4,928	90,946
Prepaid expense	(24,961)	(2,374)	(338)	(862)	(1,200)	(26,161)
Advance payment on related party lease	(166,666)	0				(166,666)
Accrued interest	24,328	6,789	13,358	3,555	19,130	43,457
Accounts payable - related party	(1,330)	(1,000)	9,921	0	10,921	9,591
Accounts payable and accrued liabilities	143,894	24,630	71,614	1,462	74,762	218,657
Net cash used in operating activities	(1,265,243)	(108,985)	(241,890)	(26,120)	(338,094)	(1,603,337)
Financing activities
Loans from third party	0	115,000				196,800
Notes payable from third party			115,000	35,000	196,800
Proceeds from issuance of convertible notes	870,000	0	450,000		450,000	1,320,000
Proceeds from exercise of options	35,000	0				60,000
Shares subscribed for cash	425,000	0	200,000	0	225,000	625,000
Net cash provided by financing activities	1,330,000	115,000	765,000	35,000	871,800	2,201,800
Investing activities
Security deposit	(1,000)	0	(1,500)	0	(1,500)	(2,500)
Net cash used in investing activities	(1,000)	0	(1,500)	0	(1,500)	(2,500)
Net increase in cash	63,757	6,015	521,610	8,880	532,206	595,963
Cash and cash equivalent - beginning of period	532,206	10,596	10,596	1,716	0	0
Cash and cash equivalent - end of period	595,963	16,611	532,206	10,596	532,206	595,963
Cash paid during the period for:
Interest	12,075	0	0	0	0	12,075
Income taxes	0	0				0
Non-cash activities:
Loan (expenses paid on behalf of the Company by third party)	0	0	0	5,000	5,000	5,000
Cancellation of payable applied to option exercise price	140,000	0				140,000
Issuance of common stock upon conversion of notes payable and accrued interest	107,004	0				107,004
Beneficial Conversion Feature of convertible Debt		0	177,404		177,404	177,404
Fair value of warrants issued with convertible debentures	500,000	0				500,000
Conversion of accrued interest to common stock	$ 26,250	$ 0				$ 26,250

BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Nature and Continuance Of Operations
NATURE AND CONTINUANCE OF OPERATIONS

1. BUSINESS AND BASIS OF PRESENTATION

Stevia First Corp. (the “Company”, “we”, “us”, or “our”) formerly Legend Mining Inc., was incorporated under the laws of the State of Nevada on June 29, 2007. During the period from July 1, 2007 (inception) to June 30, 2011, the Company commenced operations by issuing shares and acquiring a mineral property located in the Province of Saskatchewan, Canada. The Company was unable to keep the mineral claim in good standing due to lack of funding, and accordingly its interest in it has expired. On October 10, 2011, the Company completed a merger with its wholly-owned subsidiary, Stevia First Corp., whereby it changed its name from “Legend Mining Inc.” to “Stevia First Corp.” In connection with a related change in management, the addition of key personnel, and the lease of property for laboratory and office space in California, the Company is now pursuing its new business as an agricultural biotechnology company engaged in the cultivation and harvest of stevia leaf and the development of stevia products. The Company has not produced any revenues and is considered a development stage company. The Company's fiscal year end is March 31.

Going Concern

These financial statements have been prepared on a going concern basis, which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in an accumulated deficit of $3,203,550 as at December 31, 2012, and further losses are anticipated in the development of its business, raising substantial doubt about the Company's ability to continue as a going concern. As of December 31, 2012, the Company has a stockholders’ deficit of $379,636. . As a result, the Company’s independent registered public accounting firm, in its report on the Company’s March 31, 2012 financial statements, has raised substantial doubt about the Company’s ability to continue as a going concern.

The condensed financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. We expect our total expenditures over the next 12 months to be approximately $1,500,000. After giving effect to the funds raised in our recent financings, as of the date of this report we expect to have sufficient funds to operate our business over the next 6 months. However, our estimate of total expenditures could increase if we encounter unanticipated difficulties. In addition, our estimates of the amount of cash necessary to fund our business may prove to be wrong, and we could spend our available financial resources much faster than we currently expect. If we cannot raise the money that we need in order to continue to develop our business, we will be forced to delay, scale back or eliminate some or all of our proposed operations. If any of these were to occur, there is a substantial risk that our business would fail. We expect to continue to seek funding from our stockholders and other qualified investors in order to pursue our business plan. We do not have any arrangements in place for any future financing. Sources of additional funds may not be available on acceptable terms or at all.

Basis of Presentation

The unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S.”) for interim financial information and with the instructions to Securities and Exchange Commission (“SEC”) Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the U.S. for complete financial statements. The unaudited condensed financial statements contain all normal recurring accruals and adjustments that, in the opinion of the Company’s management, are necessary to present fairly the condensed financial position of the Company as of December 31, 2012, the unaudited condensed results of its operations for the three and nine months ended December 31, 2012 and 2011, and the unaudited condensed cash flows for the nine months ended December 31, 2012 and 2011.

The balance sheet information as of March 31, 2012 was derived from the audited financial statements included in the Company’s financial statements as of and for the years ended March 31, 2012 and 2011, included elsewhere in this prospectus. These financial statements should be read in conjunction with those audited financial statements.

1.  BUSINESS AND BASIS OF OPERATIONS

Stevia First Corp. (the “Company”, “we”, “us” or “our”) formerly Legend Mining Inc., was incorporated under the laws of the State of Nevada on June 29, 2007. During the period from July 1, 2007 (inception) to June 30, 2011, the Company commenced operations by issuing shares and acquiring a mineral property located in the Province of Saskatchewan, Canada. The Company was unable to keep the mineral claim in good standing due to lack of funding, and accordingly its interest in it has expired. On October 10, 2011, the Company completed a merger with its wholly-owned subsidiary, Stevia First Corp., whereby it changed its name from “Legend Mining Inc.” to “Stevia First Corp.” In connection with a related change in management, the addition of key personnel, and the lease of property for laboratory and office space in California, the Company is now pursuing its new business as an agricultural biotechnology company engaged in the cultivation and harvest of stevia leaf and the development of stevia products.  The Company has not produced any revenues and is considered a development stage company.  The Company's fiscal year end is March 31.

Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $1,431,515 as at March 31, 2012, and further losses are anticipated in the development of its business raising substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management believes that it has sufficient cash to fund operations for at least one year. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans and private placements of equity or debt securities. There is no assurance that the Company will be able to obtain further loans, or that the Company will be able to raise sufficient funds through private placements or otherwise.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

It is management's opinion that all adjustments necessary for the fair statement of the results for the interim period have been made. All adjustments are of normal recurring nature, or a description is included in these notes of the nature and amount of any adjustments other than normal recurring adjustments.

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of December 31, 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,950,000 shares of common stock, warrants to acquire 1,080,000 shares of common stock and 2,193,773 common shares issuable under convertible note agreements at December 31, 2012 have been excluded from the calculation at December 31, 2012 as the effect would have been anti-dilutive. The Company has also excluded 700,000 shares of common stock that were issued but unearned from its calculation at December 31, 2012 (see Note 6).

Financial Assets and Liabilities Measured at Fair Value

The Company uses various inputs in determining the fair value of its investments and measures these assets on a recurring basis. Financial assets recorded at fair value in the condensed balance sheets are categorized by the level of objectivity associated with the inputs used to measure their fair value.

Authoritative guidance provided by the Financial Accounting Standards Board (“FASB”) defines the following levels directly related to the amount of subjectivity associated with the inputs to fair valuation of these financial assets:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs, other than the quoted prices in active markets, that is observable either directly or indirectly.

Level 3	Unobservable inputs based on the Company’s assumptions.

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012.

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$289,137	$289,137

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the probability weighted average Black-Scholes-Merton models to value the derivative instruments at inception and on subsequent valuation dates through the December 31, 2012 reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.  Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Recent Accounting Pronouncements

The Company’s management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

It is management's opinion that all adjustments necessary for the fair statement of the results for the interim period have been made. All adjustments are of normal recurring nature, or a description is included in these notes of the nature and amount of any adjustments other than normal recurring adjustments.

Fair Value of Financial Instruments

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period.  Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of March 31, 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,100,000 shares of common stock at March 31, 2012 and 786,058 common shares issuable under convertible note agreements have been excluded from the calculation at March 31, 2012 as the effect would have been anti-dilutive.

Recent Accounting Pronouncements

The Company’s management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Notes Payable
NOTES PAYABLE

3. NOTES PAYABLE

From inception through March 31, 2012, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum.

On May 25, 2012, the Company exchanged the outstanding principal, totaling $196,800, and accrued but unpaid interest, totaling $17,208, under the outstanding promissory notes for an aggregate of 214,800 shares of the Company’s common stock, at a conversion rate of $1.00 per share. As the market price ($0.50) of the Company’s stock at the date of the exchange was less than the conversion rate, the Company recognized a gain from the settlement of the debt of $107,004 on the Company’s accompanying statement of operations for the nine months ended December 31, 2012.

3. NOTES PAYABLE

From inception through March 31, 2012, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum.

CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Convertible Note Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

4. CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following as of December 31, 2012 and March 31, 2012:

	December 31, 2012 (Unaudited)	March 31, 2012
Subordinated unsecured convertible notes payable, interest at 6% per annum payable quarterly (a)	$250,000	$250,000
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually (b)	625,000	200,000
Convertible notes payable (c)	500,000	-
Total convertible notes	1,375,000	450,000

Less: note discount	(586,458)	(172,456)
Convertible notes payable, net of note discount	$788,542	$277,524

(a)        On January 31, 2012, the Company issued a $250,000 convertible debenture to a single investor (the “January Convertible Debenture”). The January Convertible Debenture bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year beginning on June 30, 2012. It is convertible at the holder’s option into the Company’s common stock at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. We may elect to make interest payments in common stock valued at the conversion price. The entire principal balance of the debenture is due and payable three years following its issuance unless earlier redeemed by us in accordance with its terms. We may repay the principal and interest owing under the debenture in common stock at maturity or upon redemption of the debenture. The debenture also provides for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the debenture to become or to be declared due and payable. As of December 31, 2012, the entire principal balance of $250,000 was outstanding. During the period ending December 31, 2012, accrued interest due on this convertible debenture of $7,500 was converted into 15,000 shares of the Company’s common stock based on the conversion rate of $0.50 per share. If the outstanding principal had been converted into shares of our common stock as of December 31, 2012, the holders thereof would have received 500,000 shares of common stock.

(b)         On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012.  Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement and $200,000 in proceeds attributable to the issuance of common stock (see Note 5). On May 22, 2012, the Company issued the remaining $425,000 in convertible debentures upon receipt of the remaining balance due under the Subscription Agreement (in addition to the $425,000 in proceeds received by the Company in consideration for the issuance of its common stock under the Subscription Agreement - see Note 5). Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the period ending December 31, 2012, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share. As of December 31, 2012, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of December 31, 2012, the holders thereof would receive 1,193,773 shares of common stock.

During the nine months ended December 31, 2012, the conversion price of the convertible debentures issued under the Subscription Agreement was greater than the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,456 at March 31, 2012. During the nine months ended December 31, 2012, the Company recognized interest expense of $44,351 relating to the amortization of this discount, resulting in an unamortized balance of $128,125 as of December 31, 2012.

(c)        On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants are expected to be approximately $445,000.

The debentures are non-interest bearing and mature on November 1, 2014. The debentures are convertible at the purchaser’s option into shares of the Company’s common stock (the “Conversion Shares”) at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. Upon the earlier of the effectiveness of a registration statement registering the Conversion Shares and Warrant Shares or the date the Conversion Shares and Warrant Shares may be sold pursuant to Rule 144 under the Securities Act of 1933 (the “Securities Act”) without volume or manner-of-sale restrictions (such earlier date, the “Trigger Date”), the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company’s common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the “Reset Conversion Price”). The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company’s common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable. As the initial conversion price was greater than the market value of our common stock as of the date of issuance the Company did not recognize any beneficial conversion feature upon issuance. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” in its accounting for the debenture as to the potential change to the conversion price which is based upon a future "trigger event" that has not taken place or may not take place, and determined that the conversion price of the notes are fixed until the contingency is triggered. The Company considers the conversion feature to be indexed to the Company’s own stock, and as such, no further accounting is appropriate at this time. The Warrants related to the note issuance are described below and result in a freestanding derivative valued at $523,458 upon issuance.

Each of the purchasers was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the Conversion Shares initially issuable to such purchaser pursuant to the Securities Purchase Agreement (the “Warrant Shares”). The warrants will have an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. Effective upon the Trigger Date, the exercise price of the each warrant shall be reduced to the lesser of (i) the then exercise price or (ii) 110% of the Reset Conversion Price. The warrants are subject to adjustment for subsequent equity sales by the Company, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders.

As a condition of the closing of the financing, the Company entered into a Registration Rights Agreement with the purchasers (the “Registration Rights Agreement”) pursuant to which the Company is obligated to file with the Securities and Exchange Commission one or more registration statements relating to the resale of Conversion Shares and Warrant Shares. The registration statement was filed on November 30, 2012, and the Company expects that such registration statement will be declared effective.

Dawson James Securities, Inc. (“Dawson”) acted as placement agent for the Financing. Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses. The warrants issued to Dawson have the same terms as the warrant shares issued above.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and will characterize the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 upon issuance. These amounts were determined by management using a using a probability weighted average Black-Scholes Merton option pricing model.

The total costs of the loan were $578,458 which includes the placement fees and expenses of $55,000 and the fair value of the warrant derivative of $523,458. To account for the these costs, the Company recorded a valuation discount of $500,000 upon issuance, and the incremental cost of $78,458 over the face amount of the note was recorded as a cost of the offering during the period ended December 31, 2012. The Company will amortize the valuation discount to interest expense over the life of the notes. During the nine months ended December 31, 2012, the Company recognized interest expense of $41,667 relating to the amortization of this discount, resulting in an unamortized balance of $458,333 as of December 31, 2012.

4.  CONVERTIBLE NOTES PAYABLE

On January 31, 2012, the Company issued a $250,000 convertible debenture to a single investor. The debenture bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year beginning on June 30, 2012. The debenture is convertible at the holder’s option into the Company’s common stock at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. We may elect to make interest payments in common stock valued at the conversion price. The entire principal balance of the debenture is due and payable three years following its issuance unless earlier redeemed by us in accordance with its terms. We may repay the principal and interest owing under the debenture in common stock at maturity or upon redemption of the debenture. The debenture also provides for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the debenture to become or to be declared due and payable.

On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012.  Under the Subscription Agreement, the investor agreed to purchase an aggregate of 625,000 shares of common stock and convertible debentures with an aggregate principal amount of $625,000 in five tranches, for proceeds to us of $250,000 per tranche, convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement.

Certain of the convertible debentures issued to the investor pursuant to the Subscription Agreement were required to be issued with conversion prices less than the market price of the Company’s common stock at the time of issuance, creating a beneficial conversion feature of $177,404 upon issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the debentures, the balance of which was $172,476 at March 31, 2012.

DERIVATIVE LIABILITY	9 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

5. DERIVATIVE LIABILITY

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock.  Under the authoritative guidance, effective January 1, 2009, instruments which do not have fixed settlement provisions are deemed to be derivative instruments.  As of December 31, 2012 the Company’s most recent securities offering October 29, 2012 for an aggregate principal sum of $500,000 (Note 4) is subject to these provisions.

The warrants issued to investors and placement agent in relation to the October 29, 2012 offering (described in Note 5), do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future.  The Company was required to include the reset provisions in order to protect the holders of the convertible notes from the potential dilution associated with future financings.

In accordance with the FASB authoritative guidance, the warrants issued in conjunction with the convertible notes have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At the date of issuance and as of December 31, 2012, the derivative liabilities valued using a probability weighted average Black-Scholes pricing model with the following assumptions:

Warrants:

	December 31, 2012	At Date of Issuance
Exercise Price	$0.63 - $0.70	$0.63 - $0.70
Stock Price	$0.32	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	143.20%	198.75%
Expected life (in years)	4.8 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$289,137	$523,458

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

At issuance date, the fair value of the derivative liability on the warrants was $523,458. As of December 31, 2012 the derivative liability of the warrants was $289,137.  For the nine months ended December 31, 2012, the Company recorded a change in fair value of the derivative liability of $234,321.

EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Equity
EQUITY

6. EQUITY

Common stock

During the nine months ended December 31, 2012, the Company sold 425,000 shares of its common stock for proceeds of $425,000 under a Subscription Agreement with one investor (See Note 4).

In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's 2012 Stock Incentive Plan. These shares of common stock issued to employees and a director were valued based upon the trading prices of the Company’s stock at the dates of grant for an aggregate fair value of $189,000. As the shares were issued, but not yet earned, the aggregate fair value of these shares was accounted for as a contra-equity account that is being amortized over the vesting term of the common stock award. As of December 31, 2012, all of these shares remained unvested. During the nine months ended December 31, 2012, the Company amortized $21,250 of the fair value of the common stock and recognized as stock compensation in their statement of operations, and $168,750 remained unamortized as of the period then ended.

5. EQUITY

2012 Stock Incentive Plan

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award..

At March 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-		$-
Granted	2,100,000		0.10
Exercised
Cancelled		$
Balance outstanding at March 31, 2012	2,100,000		$0.10
Balance exercisable at March 31, 2012	984,329	$

A summary of the Company’s stock option activity for the period ended March 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, March 31, 2012	2,100,000	$0.10	$1.00	183.83%

Exercisable, March 31, 2012	984,329	$0.10	$1.00	183.83%

Through March 31, 2012, we had expensed total stock-based compensation of $979,880 and the remaining unamortized cost of the outstanding stock-based awards was $1,117,810. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures . Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at March 31, 2012, was $3,129,000.

Assumptions used in valuing stock options granted during the year ended March 31, 2012 are as follows: (i) volatility rate of 228%, (ii) discount rate of 4.3%, (iii) zero expected dividend yield, and (iv) expected life of 10 years for those options granted to consultants based upon the contractual term of the options and an expected life of approximately 5 years for those granted to employees. For employees the expected life is the average of the term of the option and the vesting period.

STOCK OPTIONS	9 Months Ended
Dec. 31, 2012
Stock Options [Abstract]
STOCK OPTIONS

7. STOCK OPTIONS

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award.

On May 14, 2012 one consultant exercised an option to purchase 100,000 shares of the Company’s common stock at an exercise price of $0.10. On August 31, 2012 one consultant exercised an option to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.10. On September 3, 2012 500,000 options were exercised by two consultants in exchange for $140,000 in fees owed pursuant to their six months consulting service agreement.

At December 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	2,100,000		$0.10
Granted	1,800,000		0.27
Exercised	(850,000)
Cancelled	(100,000)	$
Balance outstanding at December 31, 2012	2,950,000		$0.14
Balance exercisable at December 31, 2012	1,137,500	$

A summary of the Company’s stock option activity for the period ended December 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, December 31, 2012	1,750,000	$0.10	$1.00	183.83%
	100,000	$0.27	$0.27	228.36%
	1,100,000	$0.28	$0.27	228.36%
	2,950,000
Exercisable, December 31, 2012	887,500	$0.10	$1.00	183.83%
	250,000	$0.28	$0.27	228.36%
	1,137,500

From inception through December 31, 2012, we had expensed total stock-based compensation of $1,668,006 and the remaining unamortized cost of the outstanding stock-based awards was $667,886. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at December 31, 2012, was $434,000.

During the nine months ended December 31, 2012, the Company granted 200,000 options to employees and 1,600,000 options to consultants that expire ten years from date of grant. Assumptions used in valuing stock options granted during the nine months ended December 31, 2012 are as follows: (i) volatility rate of 143%, (ii) discount rate of 0.25%, (iii) zero expected dividend yield, and (iv) expected life of 10 years for those options granted to consultants based upon the contractual term of the options and an expected life of approximately 5 years for those granted to employees. For employees the expected life is the average of the term of the option and the vesting period.

WARRANTS	9 Months Ended
Dec. 31, 2012
Warrants [Abstract]
WARRANTS

8. WARRANTS

At December 31, 2012, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	-		$-
Granted	1,080,000		0.70
Exercised	-
Cancelled	-		$-
Balance outstanding at December 31, 2012	1,080,000		$0.70
Balance exercisable at December 31, 2012	1,080,000	$

The purchasers who entered into the Securities Purchase Agreement on October 29, 2012, were issued warrants to purchase up to 1,000,000 shares of the Company’s common stock. The warrants have an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. Effective upon the Trigger Date, the exercise price of the each warrant shall be reduced to the lesser of (i) the then exercise price or (ii) 110% of the Reset Conversion Price. The warrants are subject to adjustment for subsequent equity sales by the Company, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders.

We issued warrants to purchase up to 80,000 shares of the Company’s commons stock to Dawson pursuant to the terms of the Placement Agent Agreement. The warrants issued to Dawson have the same terms as the warrant shares issued to the purchasers.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and will characterize the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 at issuance (see Note 5).

INCOME TAXES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Income Taxes
INCOME TAXES

9. INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of December 31, 2012, the Company had net operating loss carry forwards of approximately $1,515,294 that may be available to reduce future years' taxable income through 2028. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

6.  INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of March 31, 2012, the Company had net operating loss carry forwards of approximately $1,431,515 that may be available to reduce future years' taxable income through 2028. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Related Party Transactions and Lease Obligations Disclosure [Abstract]
RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

10. RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Advance payment of related party lease

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California on which the Company may either cultivate and harvest the stevia plant or locate stevia processing facilities. The Sutter Lease begins on May 1, 2012 and expires on May 1, 2014 and the Company has paid the aggregate amount of all rent payments thereunder, totaling $250,000. One World Ranches and Sutter Buttes, the landlords under the Carlson Lease and the Sutter Lease, respectively, are each jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

The amount of all rent payments under the Sutter Lease of $250,000 was accounted for by the Company as an asset, under Advance payment of related party lease, and is being amortized over the term of the lease of 24 months. During the nine months ended December 31, 2012, the Company recognized rent expense of $83,333 on the Sutter Lease. As of December 31, 2012, the unamortized Advance payment of the related party lease of $166,666 was allocated between current portion of $125,000 and noncurrent portion of $41,666.

Other related party lease obligations

Effective as of September 1, 2011, the Company entered into an unsecured lease agreement with World Ranches LLC (“One World Ranches”), which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, for office and laboratory space located at 5225 Carlson Rd., Yuba City, CA 95993 for a term of five years expiring on September 1, 2016 at a rate of $1,000 per month. Effective as of January 1, 2012, the Company modified the lease agreement to provide for additional office and laboratory space for an additional $500 per month, for a total rental payment of $1,500 per month.

On April 23, 2012, the Company entered into a further lease agreement with One World Ranches, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California , which supersedes and replaces the prior lease (such current lease agreement, the “Carlson Lease”) . The Carlson Lease began on May 1, 2012 and expires on May 1, 2017, and the Company’s rent payments thereunder are $2,300 per month. The Company has paid $1,500 as a refundable security deposit under the Carlson Lease.

On August 18, 2012, the Company entered into a lease agreement (the “Sacramento Lease”) with Sacramento Valley Real Estate, which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, pursuant to which the Company has agreed to lease space located at 33-800 Clark Avenue, Yuba City, California. The month to month lease began on August 20, 2012 and the Company’s rent payment is $1,000 per month. On August 22, 2012, the Company paid $1,000 as a refundable security deposit under the Sacramento lease.

Aggregate payments under the above leases for the nine months ended December 31, 2012 and 2011 were $107,600 and $1,000, respectively.

7.  RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Effective as of September 1, 2011, the Company entered into an unsecured lease agreement with World Ranches LLC (“One World Ranches”), which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, for office and laboratory space located at 5225 Carlson Rd., Yuba City, CA 95993 for a term of five years expiring on September 1, 2016 at a rate of $1,000 per month.  As of March 31, 2012, remaining payments due over the term of the lease agreement totaled $48,000.  Also refer to Note 9 - Subsequent Events.

Effective as of January 1, 2012, the Company modified the lease agreement to provide for additional office and laboratory space for an additional $500 per month, for a total rental payment of $1,500 per month.  As a result, as of March 31, 2012, the remaining payments due over the term of the lease agreement total $75,000.

As of the April 23, 2012 amendment to the lease agreement, the remaining scheduled minimum rental payments required for each of the five succeeding fiscal years are as follows:

2013	$26,800
2014	$27,600
2015	$27,600
2016	$27,600

SECURITY DEPOSIT	12 Months Ended
Mar. 31, 2012
Security Deposit [Abstract]
SECURITY DEPOSIT

8.  SECURITY DEPOSIT

The Company has paid a refundable security deposit of $1,500 to One World Ranches under the lease agreement of the office and laboratory space located at 5225 Carlson Rd., Yuba City, CA. Also see to Note 7 – Related Party Transactions and Lease Obligations.

COMMITMENTS	9 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

11. COMMITMENTS

We have exclusive and worldwide rights to patents obtained through a license of these patents from Vineland Research and Innovations Centre (the “Vineland License”). The patent family includes an issued U.S. patent, an issued European Union patent, and an issued Canadian patent. These patents relate to microbial production of steviol and steviol glycosides. The Vineland License has an initial term of 10 years and may be renewed by us for additional two-year terms until all licensed patents have expired. Pursuant to the Vineland License, we agreed to total cash fees due and payable within the first year of $50,000, of which $25,000 has been paid. In addition to these cash fees, we will owe royalties of 0.5% of the sale price of products developed using the intellectual property, and in the third year and all subsequent years of the Vineland License the Company will owe a minimum annual royalty of $10,000.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	12. SUBSEQUENT EVENTS In January 2013, the Company issued 900,000 shares of its common stock to four individuals upon exercise of stock options for proceeds of $234,000.

9. SUBSEQUENT EVENTS

On April 23, 2012, the Company entered into a lease agreement (the “Carlson Lease”) with One World Ranches, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California 95993.  The Carlson Lease begins on May 1, 2012 and expires on May 1, 2017 and the Company’s rent payments thereunder are $2,300 per month.  The Carlson Lease supersedes and replaces the commercial lease agreement previously entered by the Company for certain office and laboratory space at the same location. Also see Note 9 - Related Party Transactions.

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California on which the Company may either cultivate and harvest the stevia plant or locate stevia processing facilities.  The Sutter Lease begins on May 1, 2012 and expires on May 1, 2014 and the Company has paid the aggregate amount of all rent payments thereunder, totaling $250,000. One World Ranches and Sutter Buttes, the landlords under the Carlson Lease and the Sutter Lease, respectively, are each jointly-owned  by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

On May 24, 2012, the Company entered into note exchange agreements (each, a “Note Exchange Agreement”) with two holders of the Company’s outstanding promissory notes.  Such holders collectively hold eleven separate promissory notes for an aggregate principal amount of $196,800 that were issued by the Company on dates ranging from December 23, 2008 to October 26, 2011 and bear interest at a rate of 6.0% per annum.

Pursuant to the Note Exchange Agreements, at the closing on May 25, 2012 thereunder all principal and accrued but unpaid interest under each holder’s outstanding promissory notes, totaling approximately $214,008 was canceled in exchange for 214,008 shares of the Company’s common stock issued at a conversion rate of $1.00 per share.

On May 22, 2012, the Company received an advance payment of $850,000 from the investor under the subscription agreement entered into on February 7, 2012 (the “Subscription Agreement”), which represents all remaining amounts owed by the investor under the Subscription Agreement. The company issued 425,000 shares of common stock and convertible debentures with a principal amount of $425,000 in exchange for the $850,000 payment.

Pursuant to the terms of the Subscription Agreement, the investor thereunder agreed to purchase from the Company an aggregate of 625,000 shares of common stock and convertible debentures with an aggregate principal amount of $625,000 in five tranches over a twelve month period beginning on March 1, 2012.  Prior to the Company’s receipt of the investor’s advance payment of $850,000, the investor had purchased 200,000 shares of common stock and convertible debentures with a principal amount of $200,000 under the Subscription Agreement for total proceeds to the Company of $400,000.  In connection with the investor’s $850,000 advance payment, the Company has issued to the investor 425,000 shares of common stock and convertible debentures with the following principal amounts and exercise prices:  (i) a $50,000 debenture convertible into shares of common stock at a conversion price of $0.80; (ii) a $125,000 debenture convertible into shares of common stock at a conversion price of $0.95; (iii) a $125,000 debenture convertible into shares of common stock at a conversion price of $1.10; and (iv) a $125,000 debenture convertible into shares of common stock at a conversion price of $1.25; with the aggregate principal amount of all such convertible debentures totaling $425,000.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Summary Of Significant Accounting Policies
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

It is management's opinion that all adjustments necessary for the fair statement of the results for the interim period have been made. All adjustments are of normal recurring nature, or a description is included in these notes of the nature and amount of any adjustments other than normal recurring adjustments.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

It is management's opinion that all adjustments necessary for the fair statement of the results for the interim period have been made. All adjustments are of normal recurring nature, or a description is included in these notes of the nature and amount of any adjustments other than normal recurring adjustments.

Fair Value of Financial Instruments

Financial Assets and Liabilities Measured at Fair Value

The Company uses various inputs in determining the fair value of its investments and measures these assets on a recurring basis. Financial assets recorded at fair value in the condensed balance sheets are categorized by the level of objectivity associated with the inputs used to measure their fair value.

Authoritative guidance provided by the Financial Accounting Standards Board (“FASB”) defines the following levels directly related to the amount of subjectivity associated with the inputs to fair valuation of these financial assets:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs, other than the quoted prices in active markets, that is observable either directly or indirectly.

Level 3	Unobservable inputs based on the Company’s assumptions.

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012.

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$289,137	$289,137

Fair Value of Financial Instruments

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Income Taxes

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of December 31, 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,950,000 shares of common stock, warrants to acquire 1,080,000 shares of common stock and 2,193,773 common shares issuable under convertible note agreements at December 31, 2012 have been excluded from the calculation at December 31, 2012 as the effect would have been anti-dilutive. The Company has also excluded 700,000 shares of common stock that were issued but unearned from its calculation at December 31, 2012 (see Note 6).

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period.  Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

As of March 31, 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,100,000 shares of common stock at March 31, 2012 and 786,058 common shares issuable under convertible note agreements have been excluded from the calculation at March 31, 2012 as the effect would have been anti-dilutive.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the probability weighted average Black-Scholes-Merton models to value the derivative instruments at inception and on subsequent valuation dates through the December 31, 2012 reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.  Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company’s management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

Recent Accounting Pronouncements

The Company’s management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Investments and Liabilities of the Companys Financial Assets

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2012.

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$289,137	$289,137

CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Dec. 31, 2012
Convertible Note Payable [Abstract]
Convertible Notes Payable

Convertible notes payable consists of the following as of December 31, 2012 and March 31, 2012:

	December 31, 2012 (Unaudited)	March 31, 2012
Subordinated unsecured convertible notes payable, interest at 6% per annum payable quarterly (a)	$250,000	$250,000
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually (b)	625,000	200,000
Convertible notes payable (c)	500,000	-
Total convertible notes	1,375,000	450,000

Less: note discount	(586,458)	(172,456)
Convertible notes payable, net of note discount	$788,542	$277,524

DERIVATIVE LIABILITY (Tables)	9 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

At the date of issuance and as of December 31, 2012, the derivative liabilities valued using a probability weighted average Black-Scholes pricing model with the following assumptions:

Warrants:

	December 31, 2012	At Date of Issuance
Exercise Price	$0.63 - $0.70	$0.63 - $0.70
Stock Price	$0.32	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	143.20%	198.75%
Expected life (in years)	4.8 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$289,137	$523,458

EQUITY (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Share-Based Compensation [Abstract]
Purchase common shares

At December 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	2,100,000		$0.10
Granted	1,800,000		0.27
Exercised	(850,000)
Cancelled	(100,000)	$
Balance outstanding at December 31, 2012	2,950,000		$0.14
Balance exercisable at December 31, 2012	1,137,500	$

At March 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-		$-
Granted	2,100,000		0.10
Exercised
Cancelled		$
Balance outstanding at March 31, 2012	2,100,000		$0.10
Balance exercisable at March 31, 2012	984,329	$

Stock option activity

A summary of the Company’s stock option activity for the period ended December 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, December 31, 2012	1,750,000	$0.10	$1.00	183.83%
	100,000	$0.27	$0.27	228.36%
	1,100,000	$0.28	$0.27	228.36%
	2,950,000
Exercisable, December 31, 2012	887,500	$0.10	$1.00	183.83%
	250,000	$0.28	$0.27	228.36%
	1,137,500

A summary of the Company’s stock option activity for the period ended March 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, March 31, 2012	2,100,000	$0.10	$1.00	183.83%

Exercisable, March 31, 2012	984,329	$0.10	$1.00	183.83%

STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Stock Options [Abstract]
Purchase common shares

At December 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	2,100,000		$0.10
Granted	1,800,000		0.27
Exercised	(850,000)
Cancelled	(100,000)	$
Balance outstanding at December 31, 2012	2,950,000		$0.14
Balance exercisable at December 31, 2012	1,137,500	$

At March 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-		$-
Granted	2,100,000		0.10
Exercised
Cancelled		$
Balance outstanding at March 31, 2012	2,100,000		$0.10
Balance exercisable at March 31, 2012	984,329	$

Stock option activity

A summary of the Company’s stock option activity for the period ended December 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, December 31, 2012	1,750,000	$0.10	$1.00	183.83%
	100,000	$0.27	$0.27	228.36%
	1,100,000	$0.28	$0.27	228.36%
	2,950,000
Exercisable, December 31, 2012	887,500	$0.10	$1.00	183.83%
	250,000	$0.28	$0.27	228.36%
	1,137,500

A summary of the Company’s stock option activity for the period ended March 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, March 31, 2012	2,100,000	$0.10	$1.00	183.83%

Exercisable, March 31, 2012	984,329	$0.10	$1.00	183.83%

WARRANTS (Tables)	9 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Warrants

At December 31, 2012, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	-		$-
Granted	1,080,000		0.70
Exercised	-
Cancelled	-		$-
Balance outstanding at December 31, 2012	1,080,000		$0.70
Balance exercisable at December 31, 2012	1,080,000	$

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS: Remaining scheduled minimum rental payments (Tables)	12 Months Ended
Mar. 31, 2012
Remaining Scheduled Minimum Rental Payments [Abstract]
Remaining scheduled minimum rental payments

As of the April 23, 2012 amendment to the lease agreement, the remaining scheduled minimum rental payments required for each of the five succeeding fiscal years are as follows:

2013	$26,800
2014	$27,600
2015	$27,600
2016	$27,600

BUSINESS AND BASIS OF OPERATIONS (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Jun. 30, 2007
Accumulated deficit	$ 3,203,550	$ 1,431,515
Expected Total Expenditures Over Next Tweleve Months	1,500,000
Stockholders' Equity	$ 379,636	$ 49,231	$ 85,262	$ 49,987	$ 21,695	$ (16,417)	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Fair value of Derivative Liability (Details) (USD $)	Dec. 31, 2012	Oct. 31, 2012	Mar. 31, 2012
Fair value of Derivative Liability	$ 289,137	$ 523,458	$ 0
Fair Value, Inputs, Level 1 [Member]
Fair value of Derivative Liability	0
Fair Value, Inputs, Level 2 [Member]
Fair value of Derivative Liability	0
Fair Value, Inputs, Level 3 [Member]
Fair value of Derivative Liability	$ 289,137

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 Warrant [Member]
Stock Options To Purchase	2,950,000	2,100,000
Common Shares Issuable Under Convertible Note	2,193,773	786,058
Common Shares Issuable Unearned	700,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1,080,000

NOTES PAYABLE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	66 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2012	May 25, 2012
Promissory notes issued					$ 196,800
Interest on Promissory notes					6.00%
Aggregate principal of promissory notes canceled							196,800
Accrued But Unpaid Interest Notes Canceled							17,208
Per Share Note Exchange							$ 1
Shares Exchange Notes Cancelled							214,800
Gain on settlement of debt	$ 0	$ 0	$ 107,004	$ 0		$ 107,004
Number Of Debt Instruments			11

CONVERTIBLE NOTES PAYABLE: Schedule of convertible notes payable (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Total convertible notes	$ 1,375,000	$ 450,000
Less: note discount	(586,458)	(172,476)	0
Convertible notes payable, net of note discount	788,542	277,524	0
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]
Total convertible notes	250,000	250,000
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Total convertible notes	625,000	200,000
Convertible Notes Payable [Member]
Total convertible notes	$ 500,000	$ 0

CONVERTIBLE NOTES PAYABLE (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012	Feb. 07, 2012
Stock and convertible debentures sold for cash										$ 1,250,000
Common stock share amount										625,000
Convertible debenture amount										625,000
Debenture pursuant to Subscription Agreement										693,774
Proceeds from Convertible Debt	250,000					200,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%		6.00%
Recievable Common Shares		1,193,773		1,193,773					1,193,773
Debt Instrument, Unamortized Discount		128,125		128,125		172,456		172,456	128,125
Interest Expense, Debt				44,351
Long-term Debt, Gross		625,000		625,000					625,000
Debt Instrument, Convertible, Conversion Price		$ 0.5		$ 0.5					$ 0.5
Beneficial Conversion Feature of convertible Debt					0	177,404		177,404	177,404
Description Of Convertible Debt Converted Into Common Stock				If the outstanding principal had been converted into shares of our common stock as of December 31, 2012, the holders thereof would have received 500,000 shares of common stock.
Proceeds From Issuance Of Common Stock				425,000	0	200,000	0	225,000	625,000
Freestanding Derivative Value		500,000		500,000					500,000
Valuation Discount				500,000
Warrants To Purchase Of Common Stock				1,000,000
Proceeds from Issuance or Sale of Equity				445,000
Loan Placement Fees				55,000
Loan Costs Total				578,458
Cost of Offering		78,458	0	78,458	0				78,458
Percentage Of Conversion Shares Issued In Financing				8.00%
Warrant [Member]
Debt Instrument, Unamortized Discount		458,333		458,333					458,333
Interest Expense, Debt				41,667
Percentage Of Weighted Average Price Of Common Stock On Reset Conversion Price				110.00%
Derivative, Fair Value, Net		523,458		523,458					523,458
Conversion Shares Issuable To Purchaser Percentage				100.00%
Warrants Exercise Price				$ 0.7
Debentures [Member]
Debt Instrument, Description				the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company's common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the "Reset Conversion Price"). The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company's common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price.
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]
Interest Payable		7,500		7,500					7,500
Debt Instrument, Convertible, Conversion Price		$ 0.5		$ 0.5					$ 0.5
Debt Conversion, Converted Instrument, Shares Issued				15,000
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Interest Payable		18,750		18,750					18,750
Debt Conversion, Converted Instrument, Shares Issued				20,816
Convertible Debt [Member]
Long-term Debt, Gross		250,000		250,000					250,000
Minimum [Member]
Debenture conversion price										$ 0.65
Minimum [Member] | Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Debt Instrument, Convertible, Conversion Price		$ 0.65		$ 0.65					$ 0.65
Maximum [Member]
Debenture conversion price										$ 1.25
Maximum [Member] | Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Debt Instrument, Convertible, Conversion Price		$ 1.25		$ 1.25					$ 1.25
Per Tranche [Member]
Convertible debenture amount										$ 250,000

DERIVATIVE LIABILITY: weighted average pricing model (Details) (USD $)	1 Months Ended	9 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012 Maximum [Member]	Oct. 29, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Oct. 29, 2012 Minimum [Member]
Stock Price	$ 0.5	$ 0.32
Risk-free interest rate	0.25%	0.25%
Expected volatility	198.75%	143.20%
Expected life (in years)	5 years	4 years 9 months 18 days
Expected dividend yield	0.00%	0.00%
Derivative Liability	$ 523,458	$ 289,137	$ 0
Exercise Price				$ 0.7	$ 0.7	$ 0.63	$ 0.63

DERIVATIVE LIABILITY (Details) (USD $)	3 Months Ended		9 Months Ended		66 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Oct. 31, 2012	Oct. 29, 2012	Mar. 31, 2012
Debt Instrument, Face Amount							$ 500,000
Derivative Liability	289,137		289,137		289,137	523,458		0
Change in fair value of derivative liability	$ 234,321	$ 0	$ 234,321	$ 0	$ 234,321

EQUITY: Purchase common shares (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Shares, Balance	2,100,000	0
Shares, Granted	1,800,000	2,100,000
Shares, Exercised	(850,000)
Shares, Cancelled	(100,000)
Balance	2,950,000	2,100,000
Balance	1,137,500	984,329
Weighted Average Exercise Price Balance	$ 0.1	$ 0
Weighted Average Exercise Price Granted	$ 0.27	$ 0.1
Weighted Average Exercise Price Balance	$ 0.14	$ 0.1

EQUITY: Stock option activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Options Outstanding	2,950,000	2,100,000	0
Weighted Average Exercise Price, Options Outstanding	$ 0.14	$ 0.1	$ 0
Volatility, Options Outstanding	143.00%	228.00%
Options vested	1,137,500
Common stock issued upon exercise of options, shares	(850,000)
Stock Options 1 [Member]
Options Outstanding	1,750,000	2,100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.1	$ 0.1
Weighted Average Grant Date Stock Price Options Outstanding	$ 1	$ 1
Volatility, Options Outstanding	183.83%	183.83%
Stock Options 2 [Member]
Options Outstanding	100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.27
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Stock Options 3 [Member]
Options Outstanding	1,100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.28
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Exercisable 1 [Member]
Options Outstanding		984,329
Weighted Average Exercise Price, Options Outstanding		$ 0.1
Weighted Average Grant Date Stock Price Options Outstanding		$ 1
Volatility, Options Outstanding		183.83%
Options vested	887,500
Weighted Average Exercise Price, Vested	$ 0.1	$ 0.1
Weighted Average Grant-Date Stock Price, Vested	$ 1	$ 1
Volatility, Vested	183.83%	183.83%
Exercisable 2 [Member]
Options vested	250,000
Weighted Average Exercise Price, Vested	$ 0.28
Weighted Average Grant-Date Stock Price, Vested	$ 0.27
Volatility, Vested	228.36%

EQUITY (Details) (USD $)	1 Months Ended	9 Months Ended			12 Months Ended		57 Months Ended	66 Months Ended	3 Months Ended	9 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2008	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012	Sep. 30, 2012 Stock Incentive Plan 2012 [Member]	Dec. 31, 2012 Stock Incentive Plan 2012 [Member]	Dec. 31, 2012 Stock Incentive Plan 2012 [Member] Minimum [Member]	Dec. 31, 2012 Stock Incentive Plan 2012 [Member] Maximum [Member]
Unamortized cost of outstanding stock-based awards					$ 1,117,810			$ 667,886
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		434,000			3,129,000		3,129,000	434,000
Volatility, Options Outstanding		143.00%			228.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions		0.25%			4.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%			0.00%
Stock Issued During Period, Value, Issued For Cash		425,000			200,000
November 28, 2007 Subscribed for cash at $0.0001, shares	900,000								700,000
November 28, 2007 Subscribed for cash at $0.0001, value				4,500					189,000
Sharebased Compensation Arrangement By Sharebased Payment Award Grants Expected Term		5 years			5 years
Common Stock Vesting Period											16 months	60 months
Stock Based Compensation		708,376	0		979,880	0	979,880	1,688,256		21,250
Remained Unamortized										$ 168,750

STOCK OPTIONS: Purchase common shares (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Shares, Balance	2,100,000	0
Shares, Granted	1,800,000	2,100,000
Shares, Exercised	(850,000)
Shares, Cancelled	(100,000)
Balance	2,950,000	2,100,000
Balance	1,137,500	984,329
Weighted Average Exercise Price Balance	$ 0.1	$ 0
Weighted Average Exercise Price Granted	$ 0.27	$ 0.1
Weighted Average Exercise Price Balance	$ 0.14	$ 0.1

STOCK OPTIONS: Stock option activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Options Outstanding	2,950,000	2,100,000	0
Weighted Average Exercise Price, Options Outstanding	$ 0.14	$ 0.1	$ 0
Volatility, Options Outstanding	143.00%	228.00%
Balance	1,137,500	984,329
Common stock issued upon exercise of options, shares	(850,000)
Stock Options 1 [Member]
Options Outstanding	1,750,000	2,100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.1	$ 0.1
Weighted Average Grant Date Stock Price Options Outstanding	$ 1	$ 1
Volatility, Options Outstanding	183.83%	183.83%
Stock Options 2 [Member]
Options Outstanding	100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.27
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Stock Options 3 [Member]
Options Outstanding	1,100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.28
Weighted Average Grant Date Stock Price Options Outstanding	$ 0.27
Volatility, Options Outstanding	228.36%
Exercisable 1 [Member]
Options Outstanding		984,329
Weighted Average Exercise Price, Options Outstanding		$ 0.1
Weighted Average Grant Date Stock Price Options Outstanding		$ 1
Volatility, Options Outstanding		183.83%
Balance	887,500	984,329
Weighted Average Exercise Price, Vested	$ 0.1	$ 0.1
Weighted Average Grant-Date Stock Price, Vested	$ 1	$ 1
Volatility, Vested	183.83%	183.83%
Exercisable 2 [Member]
Balance	250,000
Weighted Average Exercise Price, Vested	$ 0.28
Weighted Average Grant-Date Stock Price, Vested	$ 0.27
Volatility, Vested	228.36%

STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended	66 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Sep. 03, 2012	Aug. 31, 2012	May 14, 2012
Total stock-based compensation expensed			$ 1,668,006
Unamortized cost of outstanding stock-based awards		1,117,810	667,886
Weighted Average Remaining Vesting Period			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	434,000	3,129,000	434,000
Volatility, Options Outstanding	143.00%	228.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	0.25%	4.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Option exercised for shares				500,000	250,000	100,000
Exercise price					$ 0.1	$ 0.1
Sharebased Compensation Arrangement By Sharebased Payment Award Grants Expected Term	5 years	5 years
Consultants Exchange Price	$ 140,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	200,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,600,000

WARRANTS: Warrants to purchase common shares (Details) (USD $)	1 Months Ended	9 Months Ended
	Oct. 31, 2012	Dec. 31, 2012
Shares, Balance		0
Shares, Granted	1,000,000	1,080,000
Shares, Exercised		0
Shares, Cancelled		0
Shares, Balance		1,080,000
Shares, exercisable		1,080,000
Weighted Average Exercise Price, Balance (in dollars per share)		$ 0
Weighted Average Exercise Price, Granted (in dollars per share)	$ 0.7	$ 0.7
Weighted Average Exercise Price, Cancelled (in dollars per share)		$ 0
Weighted Average Exercise Price, Balance (in dollars per share)		$ 0.7

WARRANTS (Details) (USD $)	1 Months Ended	9 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Mar. 31, 2012
Shares, Granted	1,000,000	1,080,000
Weighted Average Exercise Price, Granted (in dollars per share)	$ 0.7	$ 0.7
Derivative Liability	$ 523,458	$ 289,137	$ 0
Percentage Of Reset Conversion Price	110.00%
Dawson [Member]
Shares, Granted		80,000

INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Net operating loss carry forwards	$ 1,515,294	$ 1,431,515

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS: Remaining scheduled minimum rental payments (Details) (USD $)	Apr. 23, 2012
2013	$ 26,800
2014	27,600
2015	27,600
2016	$ 27,600

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS (Details) (USD $)	1 Months Ended	12 Months Ended		57 Months Ended						9 Months Ended
	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012	Aug. 20, 2012	Jan. 01, 2012	Dec. 31, 2011	Sep. 01, 2011	Dec. 31, 2012 Sutter Buttes Llc [Member]	Dec. 31, 2012 Sutter Lease [Member] acre	Dec. 31, 2012 Carlson Lease [Member]	Apr. 22, 2012 Sacramento Lease [Member]	Mar. 31, 2012 Office and Laboratory [Member]	Jan. 01, 2012 Office and Laboratory [Member]
Lease agreement rent per month									$ 1,000
Payment Due For Lease Agreement		48,000		48,000
Lease agreement, increased rent, per month							1,500							75,000	500
Land lease agreement, aggregate rent amount					107,600	1,000		1,000
Payments for Rent										250,000	250,000
Area of Land											1,000
Lease Expiration Date											May 1, 2014	May 1, 2017
Related Party Rent		8,500	0	8,500							83,333
Due from Related Parties											166,666
Advance payment on related party lease, current		0		0	125,000						125,000
Advance payment on related party lease, net of current portion		0		0	41,666						41,666
Security deposit		1,500	0	1,500	2,500							1,500	1,000
Monthly Payments For Rent												$ 2,300
Lease Agreement Expiry Term	5 years										24 months
Lease Agreement Expiry Date	Sep 1, 2016

SECURITY DEPOSIT (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Security deposit	$ 2,500	$ 1,500	$ 0

COMMITMENTS (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Initial Term Of Patents License Agreement	10 years
Cash Fees And Payable For Patents License Agreement	$ 50,000
Cash Paid For Patents License Agreement	25,000
Percentage Of Royalties On Sale Price Of Products	0.50%
Minimum Annual Royalty	$ 10,000

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	9 Months Ended		66 Months Ended			9 Months Ended		12 Months Ended		12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Carlson Lease [Member]	Dec. 31, 2012 Sutter Lease [Member] acre	Mar. 31, 2012 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member] Debentures [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member] Conversion Price One [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member] Conversion Price Two [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member] Conversion Price Three [Member]	Mar. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member] Conversion Price Four [Member]	Mar. 31, 2012 Subsequent Event [Member] Carlson Lease [Member]	Mar. 31, 2012 Subsequent Event [Member] Sutter Lease [Member]
Lease Expiration Date							May 1, 2017	May 1, 2014								May 1, 2017	May 1, 2014
Monthly Payments For Rent							$ 2,300									$ 2,300
Area of Land								1,000
Payments for Rent								250,000									250,000
Notes Payable		0		0	196,800	81,800			196,800
Issuance Date Of Promissory Notes Description									Promissory notes issued by the Company on dates ranging from December 23, 2008 to October 26, 2011
Accounts Payable, Interest-bearing, Interest Rate									6.00%
Stock Issued During Period Value For Debt									214,008
Stock Issued During Period Value Per Share For Debt									$ 1
Advances Received From Investors											850,000
Shares and Debentures Issued To Investors									214,008		625,000
Value Of Shares and Debentures Issued To Investors											625,000
Proceeds From Issuance Of Shares and Debentures To Investors											400,000
Stock Issued During Period, Shares, Conversion of Convertible Securities											425,000
Stock Issued During Period, Value, Conversion of Convertible Securities		107,004									425,000	50,000	125,000	125,000	125,000
Debt Instrument, Convertible, Conversion Price		$ 0.5		$ 0.5						$ 0.5		$ 0.8	$ 0.95	$ 1.1	$ 1.25
Stock Issued To Investors									200,000
Convertible Debt Issued To Investors									200,000
Stock Issued During Period, Shares, New Issues	900,000
Proceeds From Exercise Of Options	$ 234,000	$ 35,000	$ 0	$ 60,000